Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 698,276	$ 2,707,722	$ 5,528,744
Restricted cash	949,618	932,165	1,150,541
Accounts receivable	1,217,181	2,227,466	857,554
Prepaid assets	96,671	75,376	27,772
Commodity price derivative receivable	370,000
Total current assets	3,331,746	5,942,729	7,564,611
Oil and gas properties (full cost method), at cost:
Unevaluated properties	43,541,930	45,697,481	33,605,594
Evaluated properties	40,460,933	32,113,143	26,307,975
Wells in progress	3,986,919	6,425,509	1,219,397
Total oil and gas properties, at cost	87,989,782	84,236,133	61,132,966
Less accumulated depreciation, depletion and amortization	(18,174,968)	(12,099,098)	(5,003,499)
Net oil and gas properties, at cost	69,814,814	72,137,035	56,129,467
Other assets:
Office equipment, net	95,980	106,286	51,129
Prepaid advisory fees	304,402	574,160	979,449
Deferred financing costs, net	1,026,192	2,341,595	3,211,566
Restricted cash and deposits	186,240	186,055	185,707
Total other assets	1,612,814	3,208,096	4,427,851
Total Assets	74,759,374	81,287,860	68,121,929
Current liabilities:
Accounts payable	1,183,415	2,050,768	968,295
Commodity price derivative liability		75,609	398,840
Related party payable		16,475	11,638
Accrued expenses	2,183,053	1,354,204	1,540,592
Short term loans payable	873,142	1,150,967	208,881
Total current liabilities	4,239,610	4,648,023	3,128,246
Long term liabilities
Asset retirement obligation	893,754	612,874	507,280
Term loans payable	19,419,197	20,129,670	20,229,801
Convertible debentures notes payable, net of discount	9,595,053	4,929,068
Convertible debentures conversion derivative liability	1,300,000	1,300,000
Total long-term liabilities	31,208,004	26,971,612	20,737,081
Total liabilities	35,447,614	31,619,635	23,865,327
Commitments and contingencies – Note 8
Shareholders’ equity
Preferred stock, 10,000,000 authorized, none issued and outstanding as of September 30, 2012 and December 31, 2011
ommon stock subject to redemption rights, $0.0001 par value; 0 and 10,625 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively			86,257
Common stock, $0.0001 par value: 100,000,000 shares authorized; 18,016,143 and 17,436,825 shares issued and outstanding as of September 30, 2012 and December 31, 2011, respectively	1,801	1,744	1,445
Additional paid-in capital	120,566,897	118,146,119	93,819,314
Accumulated deficit	(81,256,938)	(68,479,638)	(49,650,414)
Total shareholders' equity	39,311,760	49,668,225	44,170,345
Total liabilities and shareholders' equity	$ 74,759,374	$ 81,287,860	$ 68,121,929